Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions
The following table summarizes our transactions with related parties for the six months ended June 30, 2019 and 2020:

	June 30, 2019	June 30, 2020
	(in thousands)
Net income / (expenses)
Luna Pool Agency Ltd	$—	$7,045
Ocean Yield Malta Limited	—	(1,122)

Total	$—	$5,923

The following table sets out the balances with related parties at December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020
	(in thousands)
Receivables / (payables)
Luna Pool Agency Ltd	$—	$(846)
Ocean Yield Malta Limited	(68,506)	(64,619)

Total	$(68,506)	$(65,465)

Transactions with the Luna Pool
The Company’s related party transactions with the Pool
Agency
for the six months ended June 30, 2020 consisted of net income recognized from our participation in the Luna Pool of $7.0 million.
The following table summarizes our net income generated from our participation in the Luna Pool for the six months ended June 30, 2020:

Six months ended June 30, 2020
(in thousands)
Income / (expenses)
Time and Voyage Charter Revenues	$10,246
Voyage charter revenues from Luna Pool collaborative arrangements	2,596
Brokerage Commissions	(170)
Voyage Expenses	(2,701)
Voyage Expenses - Luna Pool collaborative arrangements	(3,043)

Total net operating income from the Luna Pool	6,928
Other Income	117

Total net income from the Luna Pool	$7,045

The Company’s related party balances with the Luna Pool consisted of the following at June 30, 2020:

June 30, 2020
(in thousands)
Receivables / (payables)
Management fee due from Luna Pool	$117
Trade receivables	793
Trade payables	(1,309)
Accrued expenses and other liabilities	(447)

Total liabilities	$(846)

Transactions with Ocean Yield Malta Limited
In October 2019, we sold
Navigator Aurora
to OCY Aurora Ltd. the (“lessor VIE”), and subsequently leased back the vessel under a bareboat charter. Please read Note 15 (Variable Interest Entities). The lessor VIE is a wholly-owned, newly formed indirect subsidiary of Ocean Yield ASA, an entity listed on the Oslo stock exchange. While we do not hold any equity investments in this lessor VIE, under U.S. GAAP we are deemed to be the primary beneficiary and we are required to consolidate this lessor VIE into our results. Accordingly, although consolidated into our results, we have no control over the funding arrangements negotiated by this lessor VIE entity.
In October 2019, the lessor VIE entered into a financing agreement for $69.1 million consisting of a loan facility, the “Navigator Aurora Facility” which is a seven
-year unsecured loan provided by Ocean Yield Malta Limited, the parent of the lessor VIE and a wholly owned subsidiary of Ocean Yield ASA. The Navigator Aurora Facility is subordinated to a further bank loan where OCY Aurora Ltd. is the guarantor and
Navigator Aurora
is pledged as security. The Navigator Aurora Facility bears interest at three month U.S. LIBOR plus a margin of 185 basis points and is repayable with a balloon payment on maturity. As of June 30, 2020, there was $64.5 million in borrowings outstanding under this facility which is presented in non-current
liabilities on the Company’s consolidated balance sheets (December 31, 2019: $68.2 million outstanding).
The lessor VIE is consolidated into our results and consequently, under U.S. GAAP, transactions with Ocean Yield Malta Limited are deemed to be related party transactions. Payments totaling $3.7 million were made against the Navigator Aurora facility for the six month period ended June 30, 2020 as non-contractual
prepayments of the loan. These have been reflected as cash flows used in financing activities in our consolidated statement of cash flows.
The Company’s related party transactions with Ocean Yield Malta Limited consisted of the following for the six months ended June 30, 2019 and 2020:

	Six months ended June 30, 2019	Six months ended June 30, 2020
	(in thousands)
Income / (expenses)
General and Administrative expenses	$—	$(9)
Interest Expense	—	(1,113)

Total	$—	$(1,122)

The Company’s related party balances with Ocean Yield Malta Limited consisted of the following at December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020
	(in thousands)
Receivables / (payables)
Accrued interest and trade payables	$(451)	$(291)
Navigator Aurora Facility, net of deferred financing costs	(68,052)	(64,325)
Other non-current payables	(3)	(3)

Total liabilities	$(68,506)	$(64,619)